Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,325,900.00
Previously Paid Amount	0.00
Total Fee Amount	183.11
Total Offset Amount	0.00
Net Fee	183.11
Narrative - Max Aggregate Offering Price	$ 1,325,900.00
Final Prospectus	true